Note 8 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2019	2018
	(In thousands)
Current:
Federal	$(283)	$(1,901)
State	93	352
Total	(190)	(1,549)

Deferred:
Federal	$1,220	$(5,560)
State	(310)	(117)
Total	910	(5,677)
Total income taxes (1)	$720	$(7,226)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2019	2018
Computed (expected tax rate)	21.0%	31.5%
State income taxes (net of federal tax benefit)	3.2	2.9
State tax credits	0.7	(4.8)
Federal credits	1.0	(6.8)
Manufacturer’s deduction	-	0.4
Addition to uncertain tax positions	1.0	2.0
Difference between statutory and actual rate	-	(10.5)
Other permanent differences not deductible	(0.2)	(3.7)
Change in valuation allowance	(0.2)	22.6
Return to provision federal	(0.1)	(4.5)
Tax rate change	-	(42.1)
Other	(0.5)	(2.1)
Effective income tax rate	25.9%	(15.1)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2019	2018
	(In thousands)
Deferred income tax assets:
Future tax credits	$5,124	$5,030
Restructuring reserve	1,071	2,374
Employee benefits	2,030	2,440
Insurance	312	361
Other comprehensive loss	6,250	8,500
Interest	12	31
Future federal tax credits	654	443
Prepaid revenue	528	403
Other	298	714
Net operating loss and other tax attribute carryovers	5,628	4,512
Total assets	21,907	24,808
Deferred income tax liabilities:
Property basis and depreciation difference	13,049	11,750
Inventory valuation	534	964
Intangibles	286	325
Pension	1,633	2,328
Total liabilities	15,502	15,367
Valuation allowance - non-current	3,988	3,865
Net deferred income tax asset	$2,417	$5,576

Summary of Income Tax Contingencies [Table Text Block]
	2019	2018
	(In thousands)
Beginning balance	$855	$715

Tax positions related to current year:
Additions	26	9

Tax positions related to prior years:
Additions	-	154
Reductions	(2)	(23)
Lapses in statues of limitations	(483)	-
Balance as of March 31,	$396	$855